Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Property, Plant, and Equipment [Line Items]
Net loss	$ 3,187,380	$ 3,383,806	$ 15,602,792
Negative cash flows from operating activities	1,527,685	4,359,262	$ 6,405,366
Cash	2,549,951
Impairment of property and equipment	0	0
Impairment loss on operating lease right-of-use assets	$ 0	$ 0
Number of operating segments | Integer	2
Number of reporting segments | Integer	2
Cash SDIC insured amount	$ 100,000
Cash uninsured amount				$ 1,281,566	$ 670,132
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, useful lives	3 years			3 years
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Intangible assets, useful lives	10 years			10 years